Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,571,781.09
Total Fee Amount	14,027.07
Total Offset Amount	0
Net Fee	$ 14,027.07
Offering Table N/A
Offset Table N/A	N/A